Form N-1A Supplement	Aug. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated November 24, 2025
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”) for the
iShares Core S&P Total U.S. Stock Market ETF (ITOT)
iShares Dow Jones U.S. ETF (IYY)
iShares Morningstar U.S. Equity ETF (ILCB)
iShares MSCI Japan Value ETF (EWJV)
iShares Russell 1000 ETF (IWB)
iShares Russell 3000 ETF (IWV)
(each, a “Fund” and together, the “Funds”)
Each Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), in approximately the same proportion as its Underlying Index is diversified. Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Accordingly, the following changes are effective immediately:
1.	The following is added after the Industry Concentration Policy at the end of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus of each Fund:
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.
2.	The following is added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus of each Fund:
Non‑Diversification Risk. To the extent the Fund is non‑diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core S&P Total U.S. Stock Market ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated November 24, 2025
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”) for the
iShares Core S&P Total U.S. Stock Market ETF (ITOT)
(each, a “Fund” and together, the “Funds”)
Each Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), in approximately the same proportion as its Underlying Index is diversified. Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Accordingly, the following changes are effective immediately:
1.	The following is added after the Industry Concentration Policy at the end of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus of each Fund:
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.
2.	The following is added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus of each Fund:
Non‑Diversification Risk. To the extent the Fund is non‑diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Dow Jones U.S. ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated November 24, 2025
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”) for the
iShares Dow Jones U.S. ETF (IYY)
(each, a “Fund” and together, the “Funds”)
Each Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), in approximately the same proportion as its Underlying Index is diversified. Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Accordingly, the following changes are effective immediately:
1.	The following is added after the Industry Concentration Policy at the end of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus of each Fund:
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.
2.	The following is added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus of each Fund:
Non‑Diversification Risk. To the extent the Fund is non‑diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell 3000 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated November 24, 2025
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”) for the
iShares Russell 3000 ETF (IWV)
(each, a “Fund” and together, the “Funds”)
Each Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), in approximately the same proportion as its Underlying Index is diversified. Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Accordingly, the following changes are effective immediately:
1.	The following is added after the Industry Concentration Policy at the end of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus of each Fund:
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.
2.	The following is added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus of each Fund:
Non‑Diversification Risk. To the extent the Fund is non‑diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Russell 1000 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated November 24, 2025
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”) for the
iShares Russell 1000 ETF (IWB)
(each, a “Fund” and together, the “Funds”)
Each Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), in approximately the same proportion as its Underlying Index is diversified. Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Accordingly, the following changes are effective immediately:
1.	The following is added after the Industry Concentration Policy at the end of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus of each Fund:
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.
2.	The following is added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus of each Fund:
Non‑Diversification Risk. To the extent the Fund is non‑diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar U.S. Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated November 24, 2025
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”) for the
iShares Morningstar U.S. Equity ETF (ILCB)
(each, a “Fund” and together, the “Funds”)
Each Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), in approximately the same proportion as its Underlying Index is diversified. Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Accordingly, the following changes are effective immediately:
1.	The following is added after the Industry Concentration Policy at the end of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus of each Fund:
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.
2.	The following is added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus of each Fund:
Non‑Diversification Risk. To the extent the Fund is non‑diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Japan Value ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated November 24, 2025
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”) for the
iShares MSCI Japan Value ETF (EWJV)
(each, a “Fund” and together, the “Funds”)
Each Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), in approximately the same proportion as its Underlying Index is diversified. Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Accordingly, the following changes are effective immediately:
1.	The following is added after the Industry Concentration Policy at the end of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus of each Fund:
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.
2.	The following is added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus of each Fund:
Non‑Diversification Risk. To the extent the Fund is non‑diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.